Segment Information - Operating Financial Information of Two Reportable Segments and Discontinued segments (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment losses	$ 7,907	$ 159,209
Home Appliance [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Discontinuation date	Jan. 31, 2012
EMS [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Discontinuation date	Dec. 31, 2013
Impairment losses		$ 1,944,571	$ 0